Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom Income Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom Income Fund - Class A
Bar Chart Table:
Annual Return 2014	3.48%
Annual Return 2015	(0.80%)
Annual Return 2016	4.87%
Annual Return 2017	7.80%
Annual Return 2018	(1.94%)
Annual Return 2019	10.85%
Annual Return 2020	8.45%
Annual Return 2021	2.90%
Annual Return 2022	(11.66%)
Annual Return 2023	7.83%